Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000162155 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000162155 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000162155 | ExlService Holdings, Inc.FR_302081104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162155 | Post Holdings, Inc.FR_737446104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000162155 | Federal Signal Corp.FR_313855108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162155 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162155 | RLI Corp.FR_749607107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000162155 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000162155 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000162155 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000162155 | Sector EquityUtilities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000162155 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000162155 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000162155 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	7.30%
C000162155 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000162155 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	10.20%
C000162155 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.90%
C000162155 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	47.60%
C000162155 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000162155 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020634 | Comfort Systems USA, Inc.FR_199908104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020634 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020634 | ExlService Holdings, Inc.FR_302081104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020634 | Post Holdings, Inc.FR_737446104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020634 | Federal Signal Corp.FR_313855108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020634 | CACI International, Inc.FR_127190304
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020634 | RLI Corp.FR_749607107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020634 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020634 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020634 | SPS Commerce, Inc.FR_78463M107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000020634 | Sector EquityUtilities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000020634 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020634 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000020634 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	7.30%
C000020634 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000020634 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	10.20%
C000020634 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	16.90%
C000020634 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	47.60%
C000020634 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000020634 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.10%